Capital and financial risk management - Risk management strategy of hedge relationships - Tabular disclosure (Details)	12 Months Ended
	Mar. 31, 2021 EUR (€) R / € SFr / € £ / € kr / € ¥ / € $ / € $ / € $ / €	Mar. 31, 2020 EUR (€) SFr / € £ / € kr / € ¥ / € $ / € $ / € $ / €
Risk management strategy of hedge relationships
Nominal amount	26,448,000,000	29,372,000,000
Carrying value assets	€ 830,000,000	€ 5,914,000,000
Carrying value liabilities	1,392,000,000	327,000,000
Other comprehensive income
Beginning balance	(3,171,000,000)	713,000,000
(Gain)/Loss deferred to OCI	6,220,000,000	(4,292,000,000)
Gain/(Loss) recycled to financing costs	(1,226,000,000)	408,000,000
Ending balance	€ 1,823,000,000	€ (3,171,000,000)
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | US dollar bonds
Risk management strategy of hedge relationships
Nominal amount	18,995,000,000	20,383,000,000
Carrying value assets	€ 621,000,000	€ 5,371,000,000
Carrying value liabilities	1,070,000,000
Other comprehensive income
Beginning balance	(3,922,000,000)	(179,000,000)
(Gain)/Loss deferred to OCI	5,900,000,000	(4,233,000,000)
Gain/(Loss) recycled to financing costs	(1,477,000,000)	490,000,000
Ending balance	€ 501,000,000	€ (3,922,000,000)
Average FX rate | $ / €	1.18	1.18
Average euro interest rate	2.82%	2.67%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Australian dollar bonds
Risk management strategy of hedge relationships
Nominal amount	736,000,000	736,000,000
Carrying value assets	€ 38,000,000
Carrying value liabilities	0	€ 65,000,000
Other comprehensive income
Beginning balance	(26,000,000)	(17,000,000)
(Gain)/Loss deferred to OCI	(102,000,000)	77,000,000
Gain/(Loss) recycled to financing costs	104,000,000	(86,000,000)
Ending balance	€ (24,000,000)	€ (26,000,000)
Average FX rate | $ / €	1.56	1.56
Average euro interest rate	0.92%	0.92%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Swiss franc bonds
Risk management strategy of hedge relationships
Nominal amount	624,000,000	624,000,000
Carrying value assets	€ 0
Carrying value liabilities	45,000,000	€ 17,000,000
Other comprehensive income
Beginning balance	28,000,000	22,000,000
(Gain)/Loss deferred to OCI	28,000,000	(27,000,000)
Gain/(Loss) recycled to financing costs	(26,000,000)	33,000,000
Ending balance	€ 30,000,000	€ 28,000,000
Average FX rate | SFr / €	1.08	1.08
Average euro interest rate	1.26%	1.26%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Pound sterling bonds
Risk management strategy of hedge relationships
Nominal amount	2,585,000,000	3,180,000,000
Carrying value assets	€ 40,000,000	€ 29,000,000
Carrying value liabilities	199,000,000	186,000,000
Other comprehensive income
Beginning balance	94,000,000	38,000,000
(Gain)/Loss deferred to OCI	1,000,000	79,000,000
Gain/(Loss) recycled to financing costs	228,000,000	(23,000,000)
Ending balance	€ 323,000,000	€ 94,000,000
Average FX rate | £ / €	0.89	0.85
Average euro interest rate	2.59%	2.04%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Hong Kong dollar bonds
Risk management strategy of hedge relationships
Nominal amount	233,000,000	233,000,000
Carrying value assets	€ 0	€ 22,000,000
Carrying value liabilities	13,000,000
Other comprehensive income
Beginning balance	(4,000,000)	13,000,000
(Gain)/Loss deferred to OCI	34,000,000	(25,000,000)
Gain/(Loss) recycled to financing costs	(17,000,000)	8,000,000
Ending balance	€ 13,000,000	€ (4,000,000)
Average FX rate | $ / €	9.08	9.08
Average euro interest rate	1.48%	1.48%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Japanese yen bonds
Risk management strategy of hedge relationships
Nominal amount	78,000,000	78,000,000
Carrying value assets	€ 0	€ 1,000,000
Carrying value liabilities	12,000,000
Other comprehensive income
Beginning balance	6,000,000	2,000,000
(Gain)/Loss deferred to OCI	13,000,000
Gain/(Loss) recycled to financing costs	(8,000,000)	4,000,000
Ending balance	€ 11,000,000	€ 6,000,000
Average FX rate | ¥ / €	128.53	128.53
Average euro interest rate	2.47%	2.47%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Norwegian krona bonds
Risk management strategy of hedge relationships
Nominal amount	241,000,000	241,000,000
Carrying value assets	€ 0
Carrying value liabilities	22,000,000	€ 46,000,000
Other comprehensive income
Beginning balance	(3,000,000)	1,000,000
(Gain)/Loss deferred to OCI	(23,000,000)	34,000,000
Gain/(Loss) recycled to financing costs	29,000,000	(38,000,000)
Ending balance	€ 3,000,000	€ (3,000,000)
Average FX rate | kr / €	9.15	9.15
Average euro interest rate	1.12%	1.12%
Cash flow hedges | Foreign currency and interest rate risk | Currency swap contract | US dollar bonds
Risk management strategy of hedge relationships
Nominal amount	417,000,000	905,000,000
Carrying value assets	€ 0	€ 46,000,000
Carrying value liabilities	8,000,000
Other comprehensive income
Beginning balance	18,000,000	12,000,000
(Gain)/Loss deferred to OCI	52,000,000	(14,000,000)
Gain/(Loss) recycled to financing costs	(62,000,000)	20,000,000
Ending balance	€ 8,000,000	€ 18,000,000
Average FX rate | $ / €	1.17	1.17
Average euro interest rate	1.07%	1.05%
Cash flow hedges | Interest rate risk | Interest rate swaps | Euro loans
Risk management strategy of hedge relationships
Nominal amount	568,000,000	668,000,000
Carrying value assets	€ 0
Carrying value liabilities	0	€ 13,000,000
Other comprehensive income
Beginning balance	7,000,000	11,000,000
(Gain)/Loss deferred to OCI	(11,000,000)	(4,000,000)
Gain/(Loss) recycled to financing costs	3,000,000
Ending balance	€ (1,000,000)	€ 7,000,000
Average FX rate	0.00
Average euro interest rate	1.21%	1.21%
Fair value hedges
Other comprehensive income
Loss from foreign currency basis outside the cash flow and net investment hedge relationships	€ 1,164,000,000	€ 1,271,000,000
Gain from foreign currency basis outside the cash flow and net investment hedge relationships	0
Net ineffectiveness on the fair value hedges, recognised in the income statement	8,000,000	8,000,000
Loss in relation to fair value of bonds previously designated in fair value hedge relationships	€ 774,000,000	€ 889,000,000
Fair value hedges | Interest rate risk | Cross currency and foreign exchange swaps | Eurobonds
Risk management strategy of hedge relationships
Nominal amount		186,000,000
Carrying value assets		€ 131,000,000
Fair value hedges | Interest rate risk | Interest rate swaps | Eurobonds
Risk management strategy of hedge relationships
Nominal amount	186,000,000
Carrying value assets	€ 131,000,000
Carrying value liabilities	0
Other comprehensive income
Beginning balance	0
(Gain)/Loss deferred to OCI	0
Gain/(Loss) recycled to financing costs	0
Ending balance	€ 0	€ 0
Average FX rate	0.00
Average euro interest rate	0.00%
Net investment hedge | Foreign exchange risk | Cross currency and foreign exchange swaps | South African rand investment
Risk management strategy of hedge relationships
Nominal amount	1,785,000,000	2,138,000,000
Carrying value assets	€ 0	€ 314,000,000
Carrying value liabilities	23,000,000
Other comprehensive income
Beginning balance	631,000,000	810,000,000
(Gain)/Loss deferred to OCI	328,000,000	(179,000,000)
Gain/(Loss) recycled to financing costs	0
Ending balance	€ 959,000,000	€ 631,000,000
Average FX rate	17.30	16.55
Average euro interest rate	0.31%	0.17%